Property, Plant and Equipment - Schedule of Net Book Value of Property, Plant and Equipment (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	$ 19,630	$ 17,954
Net book value	21,101	19,630
Land [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	1,416	1,398
Net book value	1,464	1,416
Buildings [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	3,918	3,933
Net book value	4,485	3,918
Machinery and Equipment [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	8,327	8,082
Net book value	8,625	8,327
Transportation equipment [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	79	78
Net book value	51	79
Furniture, mixtures and computer equipment [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	74	70
Net book value	63	74
Constructions and machinery in- progress [Member]
Schedule of Net Book Value of Property, Plant and Equipment [Line Items]
Net book value	5,816	4,393
Net book value	$ 6,413	$ 5,816